Fair Value Measurements - Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 26, 2016	Dec. 31, 2015
Financial instruments measured at fair value on a recurring basis
Warrant liabilities		$ 6,927
Convertible Preferred Stock Warrants
Financial instruments measured at fair value on a recurring basis
Warrant liabilities	$ 12,600
Recurring | Convertible Preferred Stock Warrants
Financial instruments measured at fair value on a recurring basis
Warrant liabilities		6,927
Recurring | Level 3 | Convertible Preferred Stock Warrants
Financial instruments measured at fair value on a recurring basis
Warrant liabilities		$ 6,927